Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before income taxes
Domestic	CAD 3,964	CAD 3,726	CAD 3,437
Foreign	1,125	1,201	1,437
Income before income taxes	5,089	4,927	4,874
Current income tax expense
Domestic	758	568	640
Foreign	42	15	96
Total current income tax expense	800	583	736
Deferred income tax expense
Domestic	349	450	328
Foreign	(1,544)	254	272
Total deferred income tax expense (recovery)	CAD (1,195)	CAD 704	CAD 600